UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22135

Academy Funds Trust
(Exact name of registrant as specified in charter)

325 Chestnut Street, Suite 512
Philadelphia, PA 19106
(Address of principal executive offices) (Zip code)

Jonathan Kopcsik
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(Name and address of agent for service)

215-979-3754
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2015

Date of reporting period:  May 31, 2015

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

INNOVATOR
MATRIX INCOME® FUND
ClassA(IMIFX)
ClassI(IMIIX)

IBD® 50 FUND (FFTY)

May 31, 2015

ACADEMY FUNDS TRUST

INNOVATOR MATRIX INCOME® FUND

Index Comparison

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Matrix Income® Fund – Class A from its inception (January 31, 2012) to May 31, 2015 as compared with the S&P 500® Total Return Index and Barclays U.S. Aggregate Bond Index.

Innovator Matrix Income® Fund – Class A
Growth of a Hypothetical $10,000 Investment at May 31, 2015 vs.
S&P 500¨ Total Return Index and Barclays U.S. Aggregate Bond Index
(Unaudited)

	Average Annual Total Returns
	For the periods ended May 31, 2015
			Since
	1 Year	3 Years	Inception(1)
Innovator Matrix Income® Fund
Class A: Without sales load	-3.85%	6.37%	4.44%
Class A: With sales load	-9.36%	4.29%	2.60%
Class I	-3.61%	N/A	2.64%
S&P 500® Total Return Index	11.81%	19.67%	17.78%(2)
Barclays U.S. Aggregate Bond Index	3.03%	2.21%	2.43%(2)

(1)	Inception date is January 31, 2012 for Class A Shares and April 2, 2013 for Class I Shares.
(2)
The Since Inception returns shown are from the inception date of the Class A Shares. The annualized returns for the S&P 500® Total Return Index and Barclays U.S. Aggregate Bond Index since the inception date of the Class I Shares are 16.98% and 2.25%, respectively.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-386-3890.

INNOVATOR MATRIX INCOME® FUND

Index Comparison (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Total return calculations reflect the effect of the Advisor’s expense limitation agreement for the Fund.  Returns shown for the Fund and the S&P 500® Total Return Index include the reinvestment of all dividends, if any. The Barclays U.S. Aggregate Bond Index is a total return index which reflects the price changes and interest of each fixed income security in the index.

The S&P 500® Total Return Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Barclays Aggregate Bond Index is an unmanaged, capitalization-weighted index generally representative of the market for investment grade U.S. government and U.S. corporate debt securities.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

INNOVATOR IBD® 50 FUND

Index Comparison

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® 50 Fund from its inception (April 8, 2015) to May 31, 2015 as compared with the S&P 500® Total Return Index.

Innovator IBD® 50 Fund
Growth of a Hypothetical $10,000 Investment at May 31, 2015 vs.
S&P 500¨ Total Return Index
(Unaudited)

Total Returns
For the period ended May 31, 2015
Since Inception(1)
Innovator IBD® 50 Fund
NAV Return	0.09%
Price Return	0.24%
S&P 500® Total Return Index	1.51%

(1)	Inception date is April 8, 2015

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Total return calculations reflect the effect of the Advisor’s expense limitation agreement for the Fund.  Returns shown for the Fund and the S&P 500® Total Return Index include the reinvestment of all dividends, if any.

INNOVATOR IBD® 50 FUND

Index Comparison (Continued)

The S&P 500® Total Return Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

INNOVATOR MATRIX INCOME® FUND

Investments by Security Type as of May 31, 2015
(as a Percentage of Total Investments)
(Unaudited)

INNOVATOR IBD® 50 FUND

Investments by Sector as of May 31, 2015
(as a Percentage of Total Investments)
(Unaudited)

ACADEMY FUNDS TRUST

Expense Example
For the Periods Ended May 31, 2015 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, distribution and shareholder servicing (12b-1) fees, and other Fund expenses; and (2) transaction costs, including sales charges (loads) on purchase payments. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015 for the Innovator Matrix Income® Fund. For the Innovator IBD 50® Fund the example is based on the period from April 8, 2015 (the date the Fund commenced operations) to May 31, 2015.

Actual Expenses

The table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses paid during the period ended” to estimate the expenses you paid on your account during the period.

			Expenses paid
	Beginning	Ending	during the
	account value	account value	period ended
Innovator Matrix Income® Fund
Class A	$1,000.00	$1,013.40	$6.88*
Class I	$1,000.00	$1,014.80	$5.63*

Innovator IBD® 50 Fund	$1,000.00	$1,000.90	$1.18**

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).

**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the period since its inception on April 8, 2015).

ACADEMY FUNDS TRUST

Expense Example
For the Periods Ended May 31, 2015 (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

			Expenses paid
	Beginning	Ending	during the
	account value	account value	period ended
Innovator Matrix Income® Fund
Class A	$1,000.00	$1,018.10	$6.89*
Class I	$1,000.00	$1,019.35	$5.64*
Innovator IBD® 50 Fund	$1,000.00	$1,006.21	$1.19**

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).

**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the period since its inception on April 8, 2015).

INNOVATOR MATRIX INCOME® FUND

Schedule of Investments – May 31, 2015 (Unaudited)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS – 34.39%

Diversified – 5.78%
EPR Properties	22,050	$1,271,623
New Residential Investment Corp.	118,775	2,026,302
Whitestone REIT	46,250	648,888
		3,946,813

Health Care – 1.93%
Senior Housing Properties Trust	66,045	1,321,560

Hotels – 3.59%
Hospitality Properties Trust	81,250	2,452,938

Mortgage – 20.98%
American Capital Mortgage Investment Corp.	79,000	1,380,130
Apollo Commercial Real Estate Finance, Inc.	162,425	2,788,837
Capstead Mortgage Corp.	110,570	1,308,043
Invesco Mortgage Capital, Inc.	86,500	1,372,755
Nexpoint Residential Trust, Inc. (a)	1	15
Northstar Realty Finance Corp.	165,300	2,998,542
Stag Industrial, Inc.	62,100	1,322,730
Starwood Property Trust, Inc.	132,350	3,161,842
		14,332,894

Office Property – 2.11%
American Realty Capital Properties, Inc.	162,450	1,440,931
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $23,276,644)		$23,495,136

COMMON STOCKS – 6.23%

Deep Sea, Coastal, and Great Lakes
Water Transportation – 4.16%
Ship Finance International Ltd.	174,000	$2,844,900

General Freight Trucking – 0.84%
Student Transportation, Inc.	115,900	571,387

The accompanying notes are an integral part of these financial statements.

INNOVATOR MATRIX INCOME® FUND
Schedule of Investments – May 31, 2015 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS (Continued)

Wired Telecommunications Carriers – 1.23%
Frontier Communications Corp.	162,800	$838,420
TOTAL COMMON STOCKS
(Cost $4,250,464)		$4,254,707

MASTER LIMITED PARTNERSHIPS – 34.53%

Death Care Services – 2.83%
StoneMor Partners L.P.	63,325	$1,932,679

Deep Sea, Coastal, and Great Lakes
Water Transportation – 1.91%
Navios Maritime Partners L.P.	119,925	1,304,784

Oil and Gas Extraction – 2.23%
Vanguard Natural Resources, LLC	95,800	1,521,304

Other Financial Investment Activities – 6.68%
Apollo Global Management, LLC.	61,775	1,371,405
KKR & Co., L.P.	139,000	3,190,050
		4,561,455

Pesticide, Fertilizer, and Other Agricultural
Chemical Manufacturing – 5.00%
CVR Partners L.P.	90,150	1,284,638
Terra Nitrogen Co., L.P.	16,265	2,130,064
		3,414,7020

Petroleum and Coal Products Manufacturing – 9.71%
Calumet Specialty Products Partners, L.P.	110,200	2,934,626
CVR Refining L.P.	117,675	2,305,253
Northern Tier Energy L.P.	57,240	1,398,373
		6,638,252

Support Activities for Mining – 1.79%
Memorial Production Partners L.P.	82,075	1,226,201

The accompanying notes are an integral part of these financial statements.

INNOVATOR MATRIX INCOME® FUND

Schedule of Investments – May 31, 2015 (Unaudited) (Continued)

	Shares	Value

MASTER LIMITED PARTNERSHIPS (Continued)

Support Activities for Water Transportation – 4.38%
Martin Midstream Partners L.P.	85,000	$2,995,400
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $22,915,686)		$23,594,777

ROYALTY TRUSTS – 1.69%

Petroleum and Coal Products Manufacturing – 1.69%
BP Prudhoe Bay Royalty Trust	17,325	$1,156,097
TOTAL ROYALTY TRUSTS
(Cost $1,435,022)		$1,156,097

BUSINESS DEVELOPMENT COMPANIES – 8.62%

Closed-end Funds – 8.62%
Ares Capital Corp.	181,525	$3,040,544
Fifth Street Finance Corp.	128,100	889,014
Medley Capital Corp.	71,450	669,486
Prospect Capital Corp.	163,825	1,294,218
TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $6,899,577)		$5,893,262

INVESTMENT COMPANIES – 12.19%

Closed-end Funds – 12.19%
Avenue Income Credit Strategies Fund	44,650	$674,661
Blackrock Corporate High Yield Fund V	97,300	1,089,760
First Trust Intermediate Duration
Preferred & Income Fund	29,875	677,565
Invesco Dynamic Credit Opportunity Fund	60,875	738,414
Nexpoint Credit Strategies Fund	136,900	1,076,034
Nuveen Preferred Income Opportunities Fund	160,700	1,542,720
Stone Harbor Emerging Markets Income Fund	36,770	618,839
Western Asset Emerging Markets Income Fund	61,290	688,287
Western Asset Global High Income Fund	111,765	1,219,356
TOTAL INVESTMENT COMPANIES
(Cost $9,409,328)		$8,325,636

The accompanying notes are an integral part of these financial statements.

INNOVATOR MATRIX INCOME® FUND
Schedule of Investments – May 31, 2015 (Unaudited) (Continued)

	Shares	Value

SHORT TERM INVESTMENTS – 0.44%

Money Market Funds – 0.44%
Fidelity Government Portfolio, 0.01%	298,012	$298,012
TOTAL SHORT TERM INVESTMENTS
(Cost $298,012)		$298,012

Total Investments (Cost $68,484,733) – 98.09%		67,017,627
Other Assets in Excess of Liabilities – 1.91%		1,306,129
TOTAL NET ASSETS – 100.00%		$68,323,756

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® 50 FUND

Schedule of Investments – May 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – 99.71%

Business Support Services – 2.91%
Criteo S.A. – ADR (a)	22,716	$1,091,049

Cable and Other Subscription Programming – 1.00%
AMC Networks, Inc. (a)	4,779	375,582

Commercial and Service Industry
Machinery Manufacturing – 0.96%
Outerwall, Inc.	4,717	361,605

Computer and Peripheral
Equipment Manufacturing – 0.47%
Apple, Inc.	1,362	177,441

Computer Systems Design
and Related Services – 10.38%
Cyberark Software Ltd. (a)	20,440	1,271,164
Synaptics, Inc. (a)	13,540	1,349,125
VASCO Data Security International, Inc. (a)	47,929	1,276,828
		3,897,117

Data Processing, Hosting, and Related Services – 0.48%
Total System Services, Inc.	4,365	179,838

Depository Credit Intermediation – 3.96%
Bank Of The Ozarks, Inc.	25,473	1,120,047
Western Alliance Bancorp (a)	11,650	365,228
		1,485,275

Drugs and Druggists’ Sundries
Merchant Wholesalers – 2.92%
Amerisourcebergen Corp.	9,744	1,096,785

Electrical Equipment Manufacturing – 2.00%
A. O. Smith Corp.	10,524	751,203

General Medical and Surgical Hospitals – 1.01%
Universal Health Services, Inc.	2,926	379,151

Grocery Stores – 0.91%
Blackhawk Network Holdings, Inc. (a)	9,948	342,211

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® 50 FUND

Schedule of Investments – May 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Health and Personal Care Stores – 3.00%
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	7,367	$1,124,352

Industrial Machinery Manufacturing – 2.97%
Zebra Technologies Corp. (a)	10,182	1,116,354

Insurance Carriers – 2.99%
Universal Insurance Holdings, Inc.	43,966	1,122,452

Motor Vehicle and Motor Vehicle Parts and
Supplies Merchant Wholesalers – 2.40%
Gentherm, Inc. (a)	3,502	179,513
O’Reilly Automotive, Inc. (a)	3,284	720,936
		900,449

Navigational, Measuring, Electromedical, and
Control Instruments Manufacturing – 0.49%
Illumina, Inc. (a)	901	185,678

Nondepository Credit Intermediation – 0.48%
Santander Consumer USA Holdings Inc. (a)	7,394	181,153

Other Electrical Equipment and
Component Manufacturing – 1.96%
Taser International, Inc. (a)	23,348	737,330

Other Financial Investment Activities – 0.94%
Noah Holdings Ltd. – ADR (a)	11,085	351,395

Other Information Services – 1.92%
Netease, Inc. – ADR	5,083	718,787

Other Telecommunications – 0.92%
Autohome, Inc. – ADR (a)	7,591	346,074

Pharmaceutical and Medicine
Manufacturing – 11.41%
Actavis PLC (a)	617	189,302
Gilead Sciences, Inc. (a)	1,641	184,235
Horizon Pharma PLC (a)	5,809	188,386
Jazz Pharmaceuticals PLC (a)	1,010	181,144

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® 50 FUND

Schedule of Investments – May 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Pharmaceutical and Medicine
Manufacturing (Continued)
Lannet, Inc. (a)	6,679	$371,553
Prestige Brands Holdings, Inc. (a)	17,002	746,728
Regeneron Pharmaceuticals (a)	2,171	1,112,767
Valeant Pharmaceuticals International, Inc. (a)	5,467	1,305,355
		4,279,470

Professional and Commercial Equipment and
Supplies Merchant Wholesalers – 3.38%
Paycom Software, Inc. (a)	36,485	1,268,218

Radio and Television Broadcasting – 3.07%
Gray Television, Inc. (a)	72,131	1,151,211

Restaurants and Other Eating Places – 1.47%
Papa John’s International, Inc.	5,412	371,858
Sonic Corp.	6,018	181,383
		553,241

Scientific Research and
Development Services – 0.99%
Biogen, Inc. (a)	932	369,995

Semiconductor and Other Electronic
Component Manufacturing – 20.13%
Ambarella, Inc. (a)	15,562	1,403,848
Avago Technologies Ltd.	9,799	1,450,939
Cirrus Logic, Inc. (a)	19,560	738,390
IPG Photonics Corp. (a)	7,701	730,363
M/A-COM Technology Solutions (a)	29,774	1,136,176
Methode Electronics, Inc.	15,709	737,223
Skyworks Solutions, Inc.	12,399	1,355,955
		7,552,894

Software Publishers – 12.21%
Broadsoft, Inc. (a)	21,188	773,574
Ellie Mae, Inc. (a)	20,805	1,315,291
EPAM Systems, Inc. (a)	16,745	1,204,133

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® 50 FUND

Schedule of Investments – May 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Software Publishers (Continued)
Manhattan Associates, Inc. (a)	23,616	$1,295,338
		4,588,336
Traveler Accommodation – 1.98%
Pinnacle Entertainment, Inc. (a)	20,078	742,284
TOTAL COMMON STOCKS
(Cost $36,348,648)		$37,426,930

SHORT TERM INVESTMENTS – 0.22%

Money Market Funds – 0.22%
Fidelity Government Portfolio, 0.01%	82,207	$82,207
TOTAL SHORT TERM INVESTMENTS
(Cost $82,207)		$82,207

Total Investments (Cost $36,430,855) – 99.93%		37,509,137
Other Assets in Excess of Liabilities – 0.07%		24,739
TOTAL NET ASSETS – 100.00%		$37,533,876

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

ACADEMY FUNDS TRUST

Statement of Assets and Liabilities
May 31, 2015 (Unaudited)

	Innovator	Innovator
	Matrix Income®	IBD® 50
	Fund	Fund
Assets:
Investments, at value*	$67,017,627	$37,509,137
Cash	80	—
Receivable for investments sold	1,938,934	—
Receivable for fund shares sold	540	3,766,620
Dividends, interest and other receivables	160,386	5,030
Receivable from Advisor	—	15,377
Prepaid expenses	21,638	1,168
Total Assets	69,139,205	41,297,332
Liabilities:
Payable for investments purchased	—	3,749,600
Payable for fund shares redeemed	509,785	—
Distribution payable	11,214	—
Payable to Adviser	44,989	—
Payable to Trustees	3,404	2,120
Accrued 12b-1 fees – Class A	153,297	—
Accrued expenses and other liabilities	92,760	11,736
Total Liabilities	815,449	3,763,456
Net Assets	$68,323,756	$37,533,876

Net Assets Consist of:
Capital stock	$74,087,411	$37,371,790
Undistributed net investment loss	(123,960)	(12,036)
Accumulated net realized loss	(4,172,313)	(904,160)
Net unrealized appreciation/(depreciation)
on investments and foreign currency transactions	(1,467,382)	1,078,282
Net Assets	$68,323,756	$37,533,876

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Statement of Assets and Liabilities
May 31, 2015 (Unaudited) (Continued)

	Innovator	Innovator
	Matrix Income®	IBD® 50
	Fund	Fund
Total Fund:
Net Assets	N/A	$37,533,876
Shares of beneficial interest outstanding
(unlimited shares without par value authorized)	N/A	1,500,000
Net asset value price per share	N/A	25.02

Class A:
Net Assets	$63,147,750	N/A
Shares of beneficial interest outstanding
(unlimited shares without par value authorized)	3,265,232	N/A
Net asset value price per share	19.34	N/A
Maximum offering price per share(1)	20.52	N/A

Class I:
Net Assets	5,176,006	N/A
Shares of beneficial interest outstanding
(unlimited shares without par value authorized)	268,059	N/A
Net asset value price per share	19.31	N/A
* Cost of investments	$68,484,733	$36,430,855

(1)	Includes a sales load of 5.75%. See Note 7 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Statement of Operations
For the Periods Ended May 31, 2015 (Unaudited)

	Innovator	Innovator
	Matrix Income®	IBD® 50
	Fund	Fund(2)
Investment Income:
Dividends	$3,223,295 (1)	$6,347
Interest	14	1
	3,223,309	6,348
Expenses:
Investment advisory fee	422,252	16,086
Professional fees	32,804	7,420
Administration fee	34,973	7,261
Fund accounting fees	15,187	371
Transfer agent fees and expenses	18,827	3,498
12b-1 fees – Class A	99,243	—
Trustee fees and expenses	6,370	2,120
Printing and mailing expense	8,210	1,961
Custody fees	4,043	795
Insurance expense	5,116	—
Registration fees	14,824	901
Interest Expense	8,761	—
Organizational costs	—	6,572
Other expenses	3,013	2,862
Total expenses before expense limitation	673,623	49,847
Less: Advisory fees waived	(101,135)	(31,463)
Net expenses	572,488	18,384
Net Investment Income/(Loss)	2,650,821	(12,036)

Realized and Unrealized Gain/(Loss):
Net realized loss on investments	(1,029,078)	(904,160)
Net change in unrealized appreciation/(depreciation)
on investments and foreign currency transactions	(1,089,754)	1,078,282
Net realized and unrealized gain/(loss) on investments	(2,118,832)	174,122

Net Increase in Net Assets Resulting from Operations	$531,989	$162,086

(1)	Net of foreign withholding taxes of $4,868.
(2)	Since Commencement of Operations on April 8, 2015.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

ACADEMY FUNDS TRUST

Statement of Changes in Net Assets

	Innovator Matrix		Innovator IBD®
	Income® Fund		50 Fund
	Six Months
	Ended	Period Ended	Period Ended
	May 31, 2015	November 30, 2014(1)	May 31, 2015(2)
	(Unaudited)		(Unaudited)
Operations:
Net investment income/(loss)	$2,650,821	$4,034,703	$(12,036)
Net realized loss on investments	(1,029,078)	(1,992,241)	(904,160)
Net change in unrealized
appreciation/(depreciation) on
investments and foreign currency	(1,089,754)	57,619	1,078,282
Net increase in net assets
resulting from operations	531,989	2,100,081	162,086
Dividends and distributions
to shareholders:
Net investment income – Class A	(2,582,910)	(4,055,461)	—
Net investment income – Class I	(170,912)	(209,629)	—
Return of capital – Class A	—	(814,635)	—
Return of capital – Class I	—	(39,708)	—
Total dividends and distributions	(2,753,822)	(5,119,433)	—
Fund Share Transactions:
Total Fund
Proceeds from shares sold	N/A	N/A	37,371,790
Shares issued to holders in
reinvestment of dividends	N/A	N/A	—
Cost of shares redeemed	N/A	N/A	—
Net increase in net assets from
capital share transactions	N/A	N/A	37,371,790
Class A Shares
Proceeds from shares sold	1,725,036	27,996,200	N/A
Shares issued to holders in
reinvestment of dividends	2,497,634	4,736,853	N/A
Cost of shares redeemed*	(36,607,604)	(36,301,268)	N/A
Net decrease in net assets
from capital share transactions	(32,384,934)	(3,568,215)	N/A
Class I Shares
Proceeds from shares sold	—	—	N/A
Shares issued to holders in
reinvestment of dividends	170,913	249,337	N/A
Cost of shares redeemed	—	—	N/A
Net increase in net assets from
capital share transactions	170,913	249,337	N/A
Total increase/(decrease)
in net assets	$(34,435,854)	$(6,338,230)	$37,533,876

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Statement of Changes in Net Assets (Continued)

	Innovator Matrix		Innovator IBD®
	Income® Fund		50 Fund
	Six Months
	Ended	Period Ended	Period Ended
	May 31, 2015	November 30, 2014(1)	May 31, 2015(2)
	(Unaudited)		(Unaudited)
Net Assets:
Beginning of period	102,759,610	109,097,840	—
End of period**	$68,323,756	$102,759,610	$37,533,876
* Net of redemption fees of	$2,082	$1,687	N/A
** Including undistributed
net investment loss of	$(123,960)	$(20,960)	$(12,036)
Change in Shares Outstanding:
Total Fund
Shares sold	N/A	N/A	1,500,000
Shares issued to holders in
reinvestment of dividends	N/A	N/A	—
Shares redeemed	N/A	N/A	—
Net increase	N/A	N/A	1,500,000
Class A
Shares sold	90,007	1,343,285	N/A
Shares issued to holders in
reinvestment of dividends	131,694	228,431	N/A
Shares redeemed	(1,909,124)	(1,753,796)	N/A
Net decrease	(1,687,423)	(182,080)	N/A
Class I
Shares sold	—	—	N/A
Shares issued to holders in
reinvestment of dividends	8,996	12,050	N/A
Shares redeemed	—	—	N/A
Net increase	8,996	12,050	N/A

(1)	The period ended November 30, 2014 consists of eleven months due to the Fund’s fiscal year end change.

(2)	Since Commencement of Operations on April 8, 2015.

The accompanying notes are an integral part of these financial statements.

INNOVATOR MATRIX INCOME® FUND

Financial Highlights

CLASS A							From
	Six Months						January 31, 2012
	Ended		Period Ended		Year Ended		(Inception Date) to
	May 31,		November 30,		December 31,		December 31,
	2015		2014(7)		2013		2012
	(Unaudited)
Per share operating performance
(For a share outstanding
throughout each period)
Net asset value, beginning of period	$19.72		$20.27		$19.28		$20.00

Operations:
Net investment income	0.60	(6)	0.74	(6)	1.02	(6)	1.02
Net realized and
unrealized gain/(loss)	(0.36)		(0.35)		0.95		(0.72)
Total from investment operations	0.24		0.39		1.97		0.30

Dividends and distributions
to shareholders:
Dividends from net
investment income	(0.62)		(0.78)		(0.94)		(1.02)
Distributions from
net realized gains	—		—		(0.04)		—
Return of capital distributions	—		(0.16)		—		—
Total dividends and distributions	(0.62)		(0.94)		(0.98)		(1.02)
Change in net asset
value for the period	(0.38)		(0.55)		0.99		(0.72)
Redemption fees per share	0.00	(3)(6)	0.00	(3)(6)	0.00	(3)(6)	0.00	(3)
Net asset value, end of period	$19.34		$19.72		$20.27		$19.28

Total return(4)	1.34	%(2)	1.79	%(2)	10.39%		1.48	%(2)

The accompanying notes are an integral part of these financial statements.

INNOVATOR MATRIX INCOME® FUND

Financial Highlights (Continued)

CLASS A						From
	Six Months					January 31, 2012
	Ended		Period Ended		Year Ended	(Inception Date) to
	May 31,		November 30,		December 31,	December 31,
	2015		2014(7)		2013	to 2012
	(Unaudited)
Ratios/supplemental data
Net assets, end of period (000)	$63,148		$97,659		$104,097	$75,884
Ratio of net expenses
to average net assets:
Before expense
limitation arrangement(5)(8)	1.61	%(1)	1.54	%(1)	1.57%	1.68	%(1)
After expense
limitation arrangement(5)(8)	1.37	%(1)	1.36	%(1)	1.35%	1.35	%(1)
Ratio of net investment income/(loss)
to average net assets:
Before expense
limitation arrangement(5)	6.02	%(1)	3.67	%(1)	4.86%	6.05	%(1)
After expense
limitation arrangement(5)	6.26	%(1)	3.85	%(1)	5.08%	6.38	%(1)
Portfolio turnover rate	13%		40%		91%	46%

(1)	Annualized.
(2)	Not annualized.
(3)	Amount calculated is less than $0.005 per share.
(4)	The total return calculation does not reflect the sales load imposed on the purchase of shares. See Note 7 in the Notes to the Financial Statements.
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)	Net investment income/(loss) and redemption fees per share have been calculated based on average shares outstanding during the period.
(7)	The period ended November 30, 2014 consists of eleven months due to the Fund’s fiscal year end change.
(8)	The ratio of expenses to average net assets includes interest and proxy expense where applicable. See Note 4 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

INNOVATOR MATRIX INCOME® FUND

Financial Highlights

CLASS I					From
					April 2, 2013
	Period Ended		Period Ended		(Inception Date) to
	May 31,		November 30,		December 31,
	2015		2014(5)		2013
	(Unaudited)
Per share operating performance
(For a share outstanding throughout each period)
Net asset value, beginning of period	$19.69		$20.24		$20.57

Operations:
Net investment income	0.63	(4)	0.78	(4)	0.79	(4)
Net realized and unrealized gain/(loss)	(0.36)		(0.34)		(0.37)
Total from investment operations	0.27		0.44		0.42

Dividends and distributions to shareholders:
Dividends from net investment income	(0.65)		(0.83)		(0.71)
Distributions from net realized gains	—		—		(0.04)
Return of capital distributions	—		(0.16)		—
Total dividends and distributions	(0.65)		(0.99)		(0.75)
Change in net asset value for the period	(0.38)		(0.55)		(0.33)
Net asset value, end of period	$19.31		$19.69		$20.24

Total return	1.48	%(3)	2.03	%(3)	2.19	%(3)

Ratios/supplemental data
Net assets, end of period (000)	$5,176		$5,101		$5,001
Ratio of net expenses to average net assets:
Before expense limitation arrangement(2)(6)	1.36	%(1)	1.29	%(1)	1.32	%(1)
After expense limitation arrangement(2)(6)	1.12	%(1)	1.11	%(1)	1.10	%(1)
Ratio of net investment income/(loss)
to average net assets:
Before expense limitation arrangement(2)	6.27	%(1)	3.92	%(1)	4.94	%(1)
After expense limitation arrangement(2)	6.51	%(1)	4.10	%(1)	5.16	%(1)
Portfolio turnover rate	13%		40%		91%

(1)	Annualized.
(2)	Does not include expenses of investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(5)	The period ended November 30, 2014 consists of eleven months due to the Fund’s fiscal year end change.
(6)	The ratio of expenses to average net assets includes interest and proxy expense where applicable. See Note 4 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® 50 FUND
Financial Highlights

TOTAL FUND
	Period Ended
	May 31, 2015(3)
Per share operating performance
(For a share outstanding throughout each period)
Net asset value, beginning of period	$25.00

Operations:
Net investment income	(0.01)
Net realized and unrealized gain/(loss)	0.03
Total from investment operations	0.02

Dividends and distributions to shareholders:
Dividends from net investment income	—
Distributions from net realized gains	—
Total dividends and distributions	—
Change in net asset value for the period	0.02
Net asset value, end of period	$25.02

Total return	0.09	%(2)

Ratios/supplemental data
Net assets, end of period (000)	$37,534
Ratio of net expenses to average net assets:
Before expense limitation arrangement	2.17	%(1)
After expense limitation arrangement	0.80	%(1)
Ratio of net investment income/(loss) to average net assets:
Before expense limitation arrangement	(1.89	)%(1)
After expense limitation arrangement	(0.52	)%(1)
Portfolio turnover rate	81%

(1)	Annualized.
(2)	Not annualized.
(3)	Since Commencement of Operations on April 8, 2015.

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Notes to Financial Statements

1.	ORGANIZATION

Academy Funds Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and classified as an open-end management investment company.  The Trust currently consists of two separate series, collectively the (“Funds”): the Innovator Matrix Income® Fund (“IMIFX-IMIIX”), consisting of two classes; Class A which commenced operations on January 31, 2012 and Class I which commenced operations on April 2, 2013 and the Innovator IBD® 50 Fund (“FFTY”) which commenced operations on April 8, 2015.  IMIFX-IMIIX’s Class I is an institutional class and does not charge a sales load or a 12b-1 fee to its shareholders.  IMIFX-IMIIX seeks current income and long-term capital appreciation.  FFTY is an exchange traded fund that does not charge a sales load, have a redemption fee or charge a 12b-1 fee to its shareholders.  FFTY seeks long-term capital appreciation.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

Portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Trust’s pricing procedures.  Exchange traded options are valued using composite pricing.  If no sales are reported, the options will be valued by calculating the mean between the highest bid price and the lowest ask price across the exchanges where the option is traded.  Non-exchange traded options are valued at fair value using a mathematical model.  Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices.  Open-ended mutual funds are valued at that day’s NAV.  Government and retail money-market funds, which are not eligible for vendor pricing, are valued at amortized cost, which approximates market value.  Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

such prices are believed to reflect the fair value of such securities.  Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the New York Stock Exchange.  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a method approved by the Board.  The Trust will also use the fair value of a foreign security at the time of calculating its NAV when events following the close of foreign markets on which the foreign security trades indicate that such closing price does not reflect the foreign securities fair value.  The Trust concluded that a price determined under the Trust’s valuation procedures was not readily available if, among other things, the Trust believed that the value of the security might have been materially affected by an intervening significant event.  A significant event may be related to a single issuer, to an entire market sector, or to the entire market.  These events may include, among other things: issuer–specific events including rating agency action, earnings announcements and corporate actions, significant fluctuations in domestic or foreign markets, natural disasters, armed conflicts, and government actions.  In the event that the market quotations are not readily available, the fair value of such securities will be determined in good faith, taking into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.  The investment advisor shall continuously monitor for significant events that might necessitate the use of fair value procedures.

Use of Estimates:

In preparing financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Federal Income Taxes:

The Funds intends to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

Management of the Funds has reviewed the Funds’ tax positions for all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions taken or expected to be taken on the tax return for the fiscal year end November 30, 2014.  The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period ended May 31, 2015, the Funds did not incur any interest or penalties.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended November 30, 2014 IMIFX-IMIIX decreased undistributed net investment loss by $371,651, decreased paid in capital by $11,604 and increased accumulated net realized loss by $360,047.

Distributions to Shareholders:

IMIFX-IMIIX intends to declare and distribute its net investment income, if any, as dividends monthly.  FFTY intends to declare and distribute its net investment income, if any, as dividends annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  Distributions to shareholders are recorded on the ex-dividend date.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Other:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Distributions received from IMIFX-IMIIX’s investments in master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and royalty trusts are

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

comprised of ordinary income, capital gains and return of capital.  For financial statement purposes, IMIFX-IMIIX uses estimates to characterize these distributions received as return of capital, capital gains or ordinary income.  Such estimates are based on historical information available from each MLP, REIT or royalty trust and other industry sources.  These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of IMIFX-IMIIX.  The distributions received from MLP, REIT and royalty trust securities that have been classified as income and capital gains are included in dividend income and Net Realized Loss on Investments, respectively, on the Statement of Operations.  The distributions received that are classified as return of capital reduce the cost of investments on the Statement of Assets and Liabilities.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares of IMIFX-IMIIX based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rates of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•	Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

•	Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

There were no transfers between Levels 1 and 2 during the period for the Funds.  Transfers between levels are recognized at the end of the reporting period.

Innovator Matrix Income® Fund

	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$23,495,136	$—	$—	$23,495,136
Common Stocks	4,254,707	—	—	4,254,707
Master Limited Partnerships	23,594,777	—	—	23,594,777
Royalty Trusts	1,156,097	—	—	1,156,097
Business Development Companies	5,893,262	—	—	5,893,262
Investment Companies	8,325,636	—	—	8,325,636
Short Term Investments	298,012	—	—	298,012
Total Investments in Securities	$67,017,627	$—	$—	$67,017,627

Innovator IBD® 50 Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$37,426,930	$—	$—	$37,426,930
Short Term Investments	82,207	—	—	82,207
Total Investments in Securities	$37,509,137	$—	$—	$37,509,137

See the Schedule of Investments for the investments detailed by industry classification.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

3.	DISTRIBUTION PLAN

The Trust has adopted a Distribution and Service (12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for IMIFX-IMIIX’s Class A shares.  The Plan is designed to compensate IMIFX-IMIIX’s distributor, advisor, or others for certain promotional and other sales related costs and for providing related services.  IMIFX-IMIIX paid a monthly fee at the annual rate of 0.25% of the average daily net assets of IMIFX-IMIIX’s Class A shares in regards to qualified expenses under the Plan.  The Plan may be continued in effect from year to year if such continuance is approved annually by the Board of Trustees of the Trust, including the vote of a majority of the Independent Trustees.  For the period ended May 31, 2015, Class A of IMIFX-IMIIX incurred $99,243 of expenses pursuant to the Plan.  The Trust has adopted a Distribution and Service (12b-1) Plan for FFTY.  No 12b-1 fees are currently paid by FFTY, and there are no plans to impose these fees.

4.	INVESTMENT ADVISOR AND OTHER AFFILIATES

The Trust has entered into Investment Advisory Agreements (the “Advisory Agreements”) with Innovator Management LLC (the “Advisor”).  The Advisory Agreements provide for advisory fees computed daily and paid monthly at an annual rate of 1.00% of the IMIFX-IMIIX’s average daily net assets and 0.70% of FFTY’s average daily net assets.  The Advisor has appointed Trust & Fiduciary Management Services, Inc. and Penserra Capital Management LLC, as sub-advisors to serve as portfolio managers of IMIFX-IMIIX and FFTY, respectively.  The Advisor is responsible for compensating the sub-advisors for their services to the Funds.

Under the terms of Expense Limitations Agreements, the Advisor has contractually agreed, through April 30, 2015 and January 2, 2016, to waive its advisory fees and/or assume as its own expense, certain expenses otherwise payable by the Funds to the extent necessary to ensure that net annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 1.10% of average daily net assets for both Class A and Class I of IMIFX-IMIIX and 0.80% of average daily net assets of FFTY.  Pursuant to the expense limitation agreements for the Funds, the Advisor is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Advisor will not cause the respective Fund to exceed any applicable expense limitation that was in place for the respective Fund when the fees were waived or expenses were paid. For the period ended May 31, 2015, the Advisor waived $101,135 and $31,463 of its advisory fees for IMIFX-IMIIX and FFTY, respectively, and did not recoup any of its waived fees.  The table below indicates the amount of fees that the Advisor may recoup:

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

IMIFX-IMIIX

Recovery Expiring on
12/31/2015	12/31/2016	11/30/2017	Total
$191,919	$214,017	$181,775	$587,711

5.	INVESTMENT TRANSACTIONS

For the period ended May 31, 2015, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

	Innovator Matrix	Innovator IBD®
	Income® Fund	50 Fund
Purchases:
U.S. Government	$—	$—
Other	11,213,732	21,880,068
Sales:
U.S. Government	$—	$—
Other	41,205,021	21,756,263

For the period ended May 31, 2015, in-kind transactions associated with creations and redemptions of FFTY were $37,129,003 and $0, respectively.

6.	FEDERAL INCOME TAX INFORMATION

At November 30, 2014, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Innovator Matrix
Income® Fund
Cost of Investments	$105,281,909
Gross Unrealized Appreciation	$6,347,359
Gross Unrealized Depreciation	(8,075,391)
Net Unrealized Appreciation/
(Depreciation) on Investments	$(1,728,032)

As of November 30, 2014, the components of accumulated earnings on a tax basis were as follows:

Innovator Matrix
Income® Fund
Accumulated Capital and Other Losses	$(1,813,623)
Undistributed Ordinary Income	—
Unrealized Appreciation/(Depreciation)
on Investments and Foreign Currency	(1,728,199)
Total Accumulated Loss	$(3,541,822)

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

At November 30, 2014, IMIFX-IMIIX did not defer any post-October losses.

FFTY commenced operations on April 8, 2015, therefore the following November 30, 2014 tax information is not applicable for this Fund.

At November 30, 2014, IMIFX-IMIIX had capital loss carryforwards as indicated below:

Indefinite Short-Term	$1,776,615
Indefinite Long-Term	$37,008

The tax character of distributions paid by IMIFX-IMIIX during the fiscal periods ended November 30, 2014 and December 31, 2013 were as follows:

	2014	2013
Distributions paid from:
Ordinary Income	$4,265,090	$4,991,305
Long-Term Capital Gains	—	—
Return of Capital	854,343	—
Total Distributions Paid	$5,119,433	$4,991,305

7.	OFFERING PRICE PER SHARE

The public offering price for Class A of IMIFX-IMIIX is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 5.75%.  Sales charges are not an expense of IMIFX-IMIIX and are not reflected in the financial statements.  The public offering price for Class I of IMIFX-IMIIX is the net asset value.

Shares of FFTY are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). FFTY issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of FFTY. Shares of FFTY may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from FFTY. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

8.	REDEMPTION FEE

Shares of IMIFX-IMIIX sold or exchanged within 90 days of purchase will be assessed a redemption fee of 2.00%.  The redemption fee is imposed to discourage short-term trading and is paid to IMIFX-IMIIX to help offset any costs associated with fluctuations in IMIFX-IMIIX assets levels and cash flow caused by short-term shareholder trading.  The redemption fee will not apply to shares acquired through the reinvestment of dividends or distributions.

9.	LINE OF CREDIT ARRANGEMENT

IMIFX-IMIIX is a party to an unsecured line of credit agreement with U.S. Bank, N.A., expiring September 24, 2015.  IMIFX-IMIIX may borrow up to $10 million.  Interest is charged on borrowings at the prevailing prime rate and reflected as interest expense on the Statement of Operations.  IMIFX-IMIIX intends to use this line of credit to increase the efficiency of cash flow management.  For the period ended May 31, 2015, IMIFX-IMIIX had average daily borrowings of $514,308 and a maximum daily borrowing of $3,507,000.

10.	SUBSEQUENT EVENTS

On July 8, 2015 the Board of the Trust approved a change in IMIFX-IMIIX’s sub-advisory arrangement.  Effective July 13, 2015, McKinley Capital Management, LLC will replace Trust & Fiduciary Management Services, Inc. as the sole sub-adviser to IMIFX-IMIIX.  The change was approved by the Board of the Trust on the recommendation of IMIFX-IMIIX’s Adviser, without shareholder approval as is permitted by an order of the U.S. Securities and Exchange Commission.  Effective July 13, 2015, IMIFX-IMIIX will become the Innovator McKinley Income Fund, formerly the Innovator Matrix Income® Fund.

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This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Academy Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Each Academy Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Trust’s Form N-Q is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account.  You may change your status at any time.

ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive the Academy Funds Trust prospectus and annual and semi-annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

INVESTMENT ADVISOR
Innovator Management LLC
325 Chestnut Street, Suite 512
Philadelphia, PA 19106

INNOVATOR MATRIX INCOME® FUND
INVESTMENT SUB-ADVISOR
Trust & Fiduciary Management Services, Inc.
50 Federal Street, 6th Floor
Boston, MA 02110

INNOVATOR IBD® 50 FUND
INVESTMENT SUB-ADVISOR
Penserra Capital Management LLC
140 Broadway, 26th Floor
New York, NY 10005

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Academy Funds Trust

By (Signature and Title)* /s/ David Jacovini
 David Jacovini, President

Date 7/30/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David Jacovini
  David Jacovini, President & Treasurer

Date 7/30/2015